Notes Payable (Details - Notes payable) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Debt Instrument [Line Items]
Notes payable	$ 13,941,170	$ 10,508,955
Accrued interest	255,156	182,147
Note Payable Related Entity One [Member]
Debt Instrument [Line Items]
Notes payable	6,147,021	2,978,066
Accrued interest	72,852	29,875
Note Payable Related Entity Two [Member]
Debt Instrument [Line Items]
Notes payable	6,549,422	357,025
Accrued interest	54,849	5,532
Note Payable Related Party Entity Three [Member]
Debt Instrument [Line Items]
Notes payable	379,525	3,087,689
Accrued interest	8,226	47,728
Note Payable Related Party Entityfour [Member]
Debt Instrument [Line Items]
Notes payable	650,708	3,668,938
Accrued interest	117,620	93,150
Note Payable Related Party Entityfive [Member]
Debt Instrument [Line Items]
Notes payable	181,744	417,237
Accrued interest	1,363	$ 5,862
Note Payable Related Party Entity Six [Member]
Debt Instrument [Line Items]
Notes payable	32,750
Accrued interest	$ 246